Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Scheduled future amortization for deferred financing and leasing costs

The following table sets forth scheduled future amortization for deferred financing and leasing costs at December 31, 2011 (amounts in thousands):

	Deferred Financing	Leasing(1)
2012	$2,632	$4,627
2013	2,148	3,975
2014	750	3,094
2015	569	2,586
2016	368	2,148
Thereafter	413	6,791

	$6,880	$23,221

(1)

Excludes the amortization of $4.6 million of leasing costs that have yet to be placed in-service as the associated tenants have not moved into their related spaces and, therefore, the period over which the leasing costs will be amortized has yet to be determined.

Estimated useful lives of Company's assets, by class

The estimated useful lives of the Company’s assets, by class, are as follows:

Buildings	39 years
Building improvements	5 to 20 years
Furniture, fixtures and equipment	5 to 15 years
Tenant improvements	Shorter of the useful lives of the assets or the terms of the related leases